UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 03741 )

Exact name of registrant as specified in charter: Putnam New York Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: November 30, 2006

Date of reporting period: August 31, 2006

Item 1. Schedule of Investments:

Putnam New York Tax Exempt Income Fund

The fund's portfolio
August 31, 2006 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
SRF Program -- State Revolving Fund Program
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (99.2%)(a)

	Rating (RAT)	Principal amount	Value

New York (93.2%)
Albany Cnty., Indl. Dev. Agcy. Rev. Bonds (Albany
College of Pharmacy), Ser. A, 5 3/8s, 12/1/24	BBB-	$1,000,000	$1,048,370
Albany, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Albany Med. Ctr.), 6s, 5/1/29	BBB+/P	1,460,000	1,493,215
(Charitable Leadership), Ser. A , 6s, 7/1/19	Baa3	2,750,000	2,945,140
Battery Park, City Auth. Rev. Bonds, Ser. A, AMBAC,
U.S. Govt. Coll., 5 1/2s, 11/1/16 (Prerefunded)	Aaa	3,400,000	3,477,622
Chemung Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Arnot Ogden Med. Ctr.), 5s, 11/1/34	A3	800,000	816,336
Dutchess Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Bard College), 5 3/4s, 8/1/30	A3	13,500,000	14,496,435
(Vassar College), 5.35s, 9/1/40	Aa2	16,000,000	17,017,920
Erie Cnty., G.O. Bonds
Ser. C, AMBAC, 5 1/2s, 7/1/29 (Prerefunded)	Aaa	2,470,000	2,663,006
Ser. B, AMBAC, 5 3/8s, 7/1/20 (Prerefunded)	Aaa	4,160,000	4,466,634
(Pub. Impt.), Ser. B, MBIA, 5 1/4s, 4/1/13	Aaa	3,240,000	3,520,584
(Pub. Impt.), Ser. B, MBIA, 5s, 4/1/11	Aaa	3,175,000	3,355,181
Essex Cnty., Indl. Dev. Agcy. Rev. Bonds (Intl. Paper
Co.), Ser. A, 6.15s, 4/1/21	BBB	2,250,000	2,311,200
Geneva, Indl. Dev. Agcy. Rev. Bonds (Hobart & William
Smith), Ser. A, 5 3/8s, 2/1/33	A	2,650,000	2,810,908
Hempstead, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Hofstra U.), 5 1/4s, 7/1/16	A	2,200,000	2,327,600
Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds
(Gurwin Jewish Sr. Residence), Ser. A, 6s, 5/1/29	B+/P	1,250,000	1,287,638
Livingston Cnty., Indl. Dev. Agcy. Civic Fac. Rev.
Bonds (Nicholas H. Noyes Memorial Hosp.), 5s, 7/1/10	BB	905,000	918,123
Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds
Ser. A, U.S. Govt. Coll., 5 3/4s, 12/1/24 (Prerefunded)	AAA	20,900,000	21,880,837
Ser. A, 5 1/8s, 9/1/29	A-	5,000,000	5,203,800
Ser. A, AMBAC, 5s, 9/1/29	Aaa	5,500,000	5,773,020
Ser. D, MBIA, 5s, 9/1/20	Aaa	3,500,000	3,761,940
Madison Cnty., Indl. Dev. Agcy. Rev. Bonds (Colgate
U.), Ser. A, 5s, 7/1/23	Aa3	4,090,000	4,309,306
Metro. Trans. Auth. Rev. Bonds, Ser. A
AMBAC, 5 1/2s, 11/15/19	Aaa	13,000,000	14,283,620
5s, 11/15/22	A2	5,000,000	5,307,250
Metro. Trans. Auth. VRDN, Ser. E-2, 3.36s, 11/1/35	VMIG1	4,975,000	4,975,000
Metro. Trans. Auth. Commuter Fac. Rev. Bonds, Ser. A,
6s, 7/1/24 (Prerefunded)	AAA	5,550,000	5,916,023
Metro. Trans. Auth. Dedicated Tax Rev. Bonds, Ser. A,
FSA, 5 1/4s, 11/15/24	Aaa	10,000,000	10,713,000
Metro. Trans. Auth. Fac. Rev. Bonds (Trans. Fac.),
Ser. A, 6s, 7/1/24 (Prerefunded)	AAA	11,020,000	11,746,769
Metro. Trans. Auth. Svc. Contract Rev. Bonds (Trans.
Fac.)
Ser. 3, U.S. Govt. Coll., 7 3/8s, 7/1/08 (Prerefunded)	AAA	1,420,000	1,483,715
Ser. O, 5 3/4s, 7/1/13 (Prerefunded)	AAA	15,820,000	17,146,191
Ser. O, 5 1/2s, 7/1/17 (Prerefunded)	AAA	24,345,000	27,547,341
Nassau Cnty., G.O. Bonds
Ser. E, FSA, U.S. Govt. Coll., 6s, 3/1/20 (Prerefunded)	Aaa	1,125,000	1,215,011
Ser. E, FSA, U.S. Govt. Coll., 6s, 3/1/19 (Prerefunded)	Aaa	2,790,000	3,013,228
Ser. E, FSA, U.S. Govt. Coll., 6s, 3/1/18 (Prerefunded)	Aaa	2,735,000	2,953,827
Ser. E, FSA, U.S. Govt. Coll., 6s, 3/1/16 (Prerefunded)	Aaa	3,465,000	3,742,235
Ser. A, FGIC, 6s, 7/1/13	Aaa	1,000,000	1,131,010
Ser. A, FGIC, 6s, 7/1/11	Aaa	2,300,000	2,537,820
Ser. E, FSA, U.S. Govt. Coll., 5.9s, 3/1/15
(Prerefunded)	Aaa	2,580,000	2,778,015
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (North Shore
Hlth. Syst.)
Ser. A, 6 1/4s, 11/1/21	A3	410,000	439,914
Ser. B, 5 7/8s, 11/1/11	A3	1,005,000	1,051,934
Ser. D, 5 5/8s, 11/1/09	A3	825,000	862,051
Nassau Cnty., Interim Fin. Auth. Rev. Bonds, Ser. A,

MBIA, 5s, 11/15/15	Aaa	7,000,000	7,657,510
Nassau, Cnty., Tobacco Settlement Corp. Rev. Bonds,
Ser. A-2, zero %, 6/1/26	BBB	6,390,000	5,611,379
Niagara Cnty., Indl. Dev. Agcy. Rev. Bonds, Ser. D,
5.55s, 11/15/24	Baa3	3,000,000	3,168,000
Niagara Falls, City School Dist. COP (High School Fac.)
5 7/8s, 6/15/19 (Prerefunded)	Baa3	6,000,000	6,288,600
FSA, 5s, 6/15/28	AAA	1,800,000	1,893,870
FSA, 5s, 6/15/24	AAA	4,160,000	4,370,704
FSA, 5s, 6/15/23	AAA	3,965,000	4,171,775
NY City, G.O. Bonds
Ser. B, MBIA, 6 1/2s, 8/15/11	Aaa	18,675,000	21,025,249
Ser. D, MBIA, 6 1/2s, 11/1/10	Aaa	21,495,000	23,817,105
Ser. I, U.S. Govt. Coll., 6 1/4s, 4/15/27 (Prerefunded)	Aaa	945,000	969,721
Ser. I, U.S. Govt. Coll., 6 1/4s, 4/15/17 (Prerefunded)	Aaa	1,845,000	1,893,265
AMBAC, 6.05s, 9/1/11	Aaa	100,000	100,094
Ser. B, 5 1/2s, 12/1/11	AA-	23,525,000	25,475,928
Ser. C, 5 1/4s, 8/1/11	AA-	3,000,000	3,201,090
Ser. J/J-1, 5s, 6/1/21	AA-	6,250,000	6,625,250
Ser. N, 5s, 8/1/20	AA-	1,000,000	1,058,870
Ser. M, 5s, 4/1/20	AA-	6,775,000	7,161,514
Ser. I-1, 5s, 4/1/19	AA-	1,600,000	1,705,168
NY City, City Transitional Fin. Auth. Rev. Bonds
Ser. A, U.S. Govt. Coll., 5 3/4s, 8/15/24 (Prerefunded)	AAA	6,500,000	6,960,200
AMBAC, 5 1/4s, 8/1/15	Aaa	2,000,000	2,161,860
Ser. C, U.S. Govt. Coll., 5s, 5/1/26 (Prerefunded)	AAA	80,000	82,662
NY City, City Transitional Fin. Auth. VRDN (NYC
Recovery), Ser. 3, 3.55s, 11/1/22	VMIG1	11,790,000	11,790,000
NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. A, FGIC, 5s,
7/1/25	Aaa	2,600,000	2,749,864
NY City, Indl. Dev. Agcy. Rev. Bonds
(Visy Paper, Inc.), 7.95s, 1/1/28	B-/P	2,600,000	2,656,290
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	B-/P	2,050,000	2,179,519
(Brooklyn Navy Yard Cogen. Partners), 6.2s, 10/1/22	BBB-	5,000,000	5,375,000
(Brooklyn Navy Yard Cogen. Partners), 5.65s, 10/1/28	BBB-	1,440,000	1,456,013
(Yankee Stadium - Pilot), FGIC, 5s, 3/1/31	Aaa	7,750,000	8,199,578
(Queens Baseball Stadium - Pilot), AMBAC, 5s, 1/1/24	Aaa	3,500,000	3,741,395
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Parking Corp.), 8 1/2s, 12/30/22	B-/P	6,970,000	6,066,479
(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	B2	3,235,000	3,323,833
(Brooklyn Polytech. U. Project J), 6 1/8s, 11/1/30	BB+	5,100,000	5,426,859
(United Jewish Appeal), Ser. A, 5 1/4s, 7/1/23	Aa2	2,545,000	2,740,711
(St. Francis College), 5s, 10/1/34	A-	750,000	765,953
(Horace Mann School), MBIA, 5s, 7/1/28	Aaa	7,000,000	7,195,090
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev.
Bonds (Airis JFK I, LLC), Ser. A
6s, 7/1/27	Baa3	9,500,000	9,814,640
5 1/2s, 7/1/28	Baa3	3,000,000	3,089,970
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(Terminal One Group Assn.), 5 1/2s, 1/1/17	A3	3,900,000	4,252,872
(British Airways PLC), 5 1/4s, 12/1/32	Ba2	2,050,000	1,941,002
NY City, Metro. Trans. Auth. Rev. Bonds, Ser. A,
AMBAC, 5 1/4s, 1/1/29 (Prerefunded)	Aaa	5,000,000	5,309,800
NY City, Muni. Assistance Corp. Rev. Bonds, Ser. P,
U.S. Govt. Coll., 5s, 7/1/08 (Prerefunded)	Aaa	10,000,000	10,261,700
NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
AMBAC, 7 1/2s, 6/15/11	Aaa	25,600,000	29,176,832
Ser. B, FGIC, U.S. Govt. Coll., 7 1/2s, 6/15/11
(Prerefunded)	Aaa	290,000	327,462
Ser. B , FGIC, U.S. Govt. Coll., 7 1/2s, 6/15/11
(Prerefunded)	Aaa	110,000	124,219
Ser. D, 5s, 6/15/37	AA+	8,500,000	8,848,500
Ser. B, AMBAC, 5s, 6/15/28	Aaa	5,000,000	5,266,150
NY City, State Dorm. Auth. Lease Rev. Bonds
(Court Fac.), 6s, 5/15/39 (Prerefunded)	A+	5,600,000	6,111,504
(Westchester Cnty.), AMBAC, 5 1/4s, 8/1/18
(Prerefunded)	Aa1	3,000,000	3,142,530
NY Cntys., Tobacco Trust II Rev. Bonds (Tobacco
Settlement), 5 3/4s, 6/1/43	BBB	6,000,000	6,194,340
NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco
Settlement)
6s, 6/1/43	BBB	1,000,000	1,057,090
5 3/4s, 6/1/33	BBB	3,500,000	3,652,320
NY Cntys., Tobacco Trust IV Rev. Bonds, Ser. A, 5s,
6/1/38	BBB	7,000,000	6,944,350
NY State Dorm. Auth. Rev. Bonds
(State U. Edl. Fac.), Ser. A, 7 1/2s, 5/15/13	AA-	5,000,000	6,021,400
(City U. Syst.), Ser. C, 7 1/2s, 7/1/10	A1	13,415,000	14,466,065
(Mount Sinai Hlth.), Ser. A, 6 1/2s, 7/1/25	Baa2	2,500,000	2,686,375
(State U. Edl. Fac.), Ser. A, FSA, 5 7/8s, 5/15/17	Aaa	8,950,000	10,491,280
(State U. Edl. Fac.), Ser. A, 5 7/8s, 5/15/11	AA-	11,200,000	12,254,816
(Winthrop Nassau U.), 5 3/4s, 7/1/28	Baa1	5,250,000	5,596,448
(Schools PG - Issue 2), Ser. E, AMBAC, 5 3/4s, 7/1/19	Aaa	1,340,000	1,427,140
(U. Syst. Construction), Ser. A, 5 3/4s, 7/1/18	AA-	35,385,000	40,199,129
(City U.), Ser. A, MBIA, 5 3/4s, 7/1/13	Aaa	26,500,000	28,847,105
(U. Syst. Construction), Ser. A, 5 5/8s, 7/1/16	AA-	15,600,000	17,573,400
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/40	Aaa	8,500,000	10,396,350
(North Shore Long Island Jewish Group), 5 1/2s, 5/1/33	A3	2,000,000	2,129,140
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	1,150,000	1,210,605
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/31	Aaa	3,500,000	4,146,170
(Winthrop Nassau U.), 5 1/2s, 7/1/23	Baa1	2,750,000	2,876,885

(Mental Hlth.), Ser. D, FSA, 5 1/4s, 8/15/30	Aaa	1,460,000	1,534,606
(Mental Hlth.), Ser. D, FSA, U.S. Govt. Coll., 5 1/4s,
8/15/30 (Prerefunded)	Aaa	690,000	733,035
(Mental Hlth. Svcs.), Ser. D, FSA, U.S. Govt. Coll.,
5 1/4s, 8/15/30 (Prerefunded)	Aaa	17,810,000	18,920,810
(Rochester Inst. of Tech.), Ser. A, AMBAC, 5 1/4s,
7/1/19	Aaa	4,150,000	4,648,374
(NY Methodist Hosp.), 5 1/4s, 7/1/18	A3	750,000	796,335
(NY Methodist Hosp.), 5 1/4s, 7/1/17	A3	1,865,000	1,984,024
(NY Methodist Hosp.), 5 1/4s, 7/1/15	A3	1,455,000	1,559,847
(Rochester U.), Ser. A, 5 1/8s, 7/1/39	A1	6,405,000	6,717,692
(Memorial Sloan-Kettering Ctr.), Ser. 1, 5s, 7/1/34	Aa2	13,500,000	13,963,860
(Rochester U.), Ser. A, 5s, 7/1/34	A1	5,500,000	5,730,780
(Yeshiva U.), AMBAC, 5s, 7/1/30	Aaa	3,000,000	3,103,560
(Montefiore Hosp.), FGIC, FHA Insd., 5s, 8/1/29	Aaa	9,530,000	9,995,922
(NYU), Ser. A, FGIC, 5s, 7/1/29	Aaa	5,705,000	6,010,103
(U. of Rochester), Ser. A, MBIA, 5s, 7/1/27	Aaa	3,000,000	3,074,580
(Yeshiva U.), AMBAC, 5s, 7/1/26	Aaa	2,700,000	2,813,535
(Albany), Ser. A-1, FSA, FHA Insd., 5s, 8/15/25	Aaa	1,500,000	1,588,605
(Columbia U.), Ser. B, 5s, 7/1/24	Aaa	2,000,000	2,101,760
(Columbia U.), Ser. B, 5s, 7/1/23	Aaa	2,000,000	2,103,880
(Columbia U.), 5s, 7/1/22 (Prerefunded)	Aaa	7,500,000	7,766,700
(Columbia U.), Ser. B, 5s, 7/1/22	Aaa	3,000,000	3,159,000
(Cornell U.), Ser. A, 5s, 7/1/22	Aa1	6,395,000	6,845,336
(Columbia U.), Ser. B, 5s, 7/1/21	Aaa	2,000,000	2,115,580
Ser. A, MBIA, 5s, 3/15/19	AAA	1,700,000	1,806,114
(Columbia U.), Ser. A, 5s, 7/1/17	Aaa	7,660,000	8,367,707
(Columbia U.), 5s, 7/1/14	Aaa	2,000,000	2,173,620
(Lutheran Med.), MBIA, FHA Insd., 5s, 8/1/12	Aaa	2,505,000	2,672,084
(Mt. Sinai NYU Hlth.), Ser. C, 5s, 7/1/11	Baa2	1,930,000	1,957,676
(Colgate U.), MBIA, 4 3/4s, 7/1/28	Aaa	10,000,000	10,227,800
(State U. Edl. Fac.), Ser. B, zero %, 5/15/09	AA-	725,000	649,803
NY State Dorm. Auth. Lease Rev. Bonds (State U. Dorm
Fac.), Ser. A, MBIA, 5s, 7/1/29	AAA	11,740,000	12,434,421
NY State Energy Research & Dev. Auth. Rev. Bonds,
6.368s, 4/1/20	A+	7,000,000	7,409,710
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	12,000,000	12,351,120
NY State Env. Fac. Corp. Poll. Control Rev. Bonds
(State Wtr. Revolving Fund), Ser. B, SRF Program,
6.65s, 9/15/13	Aaa	3,425,000	3,429,350
(State Wtr. Revolving Fund), Ser. A, SRF Program,
6.55s, 9/15/10	Aaa	1,735,000	1,737,134
(State Wtr.), SRF Program, 5 7/8s, 6/15/14	Aaa	270,000	270,432
NY State Env. Fac. Corp. State Clean Wtr. & Drinking
Rev. Bonds (NYC Muni. Wtr. Fin.), 5s, 6/15/29 (SEG)	Aaa	13,590,000	14,350,089
NY State Hsg. Fin. Agcy. Rev. Bonds (Multi-Fam. Hsg.
Insd. Mtge. Program), Ser. A, FHA Insd., 7s, 8/15/22	Aaa	835,000	838,950
NY State Hsg. Fin. Agcy. VRDN (Barclay St.), Ser. A,
FNMA Coll., 3.39s, 11/15/37	VMIG1	6,000,000	6,000,000
NY State Hwy. & Bridge Auth. Rev. Bonds, Ser. A
FSA, U.S. Govt. Coll., 6s, 4/1/16 (Prerefunded)	Aaa	1,000,000	1,090,600
FSA, 5.8s, 4/1/18 (Prerefunded)	Aaa	2,000,000	2,167,900
FSA, 5 3/4s, 4/1/17 (Prerefunded)	Aaa	2,000,000	2,164,580
NY State Mtge. Agcy. Rev. Bonds (Homeowner Mtge.),
Ser. 124
4.1s, 4/1/16	Aa1	1,000,000	1,004,490
4s, 10/1/15	Aa1	550,000	551,650
3.9s, 10/1/14	Aa1	520,000	525,018
NY State Pwr. Auth. Rev. Bonds, 5s, 11/15/20	Aa2	4,250,000	4,495,140
NY State Thruway Auth. Rev. Bonds
Ser. A, MBIA, 5 1/4s, 4/1/22 (Prerefunded)	Aaa	4,300,000	4,693,278
(Gen. Hwy. & Bridge Trust Fund), Ser. A, MBIA, 5s,
4/1/22	Aaa	2,000,000	2,113,400
NY State Thruway Auth. State Personal Income Tax Rev.
Bonds, Ser. A
5s, 3/15/22	AAA	1,750,000	1,870,295
5s, 3/15/21	AAA	1,750,000	1,876,000
NY State Urban Dev. Corp. Rev. Bonds
(Correctional Fac.), Ser. 7, U.S. Govt. Coll., 5.7s,
1/1/16 (Prerefunded)	AA-	5,830,000	5,985,195
(Clarkson Ctr.), 5 1/2s, 1/1/20	AA-	1,685,000	1,904,994
(Personal Income Tax), Ser. C-1, FGIC, 5 1/2s, 3/15/19
(Prerefunded)	Aaa	4,000,000	4,421,280
(Clarkson Ctr.), 5 1/2s, 1/1/15	AA-	3,345,000	3,636,450
(Syracuse U. ), 5 1/2s, 1/1/15	AA-	2,000,000	2,168,440
(Correctional Fac.), Ser. A, 5 1/2s, 1/1/09	AA-	7,710,000	8,029,271
Ser. A-1, FGIC, 5s, 3/15/29	Aaa	6,565,000	6,892,134
(Correctional Fac.), Ser. A, U.S. Govt. Coll., 5s,
1/1/28 (Prerefunded)	AA-	355,000	368,572
Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St.
Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB+/P	1,000,000	1,024,400
Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay
Paperboard, LLC), 7s, 11/1/30 (acquired 12/9/98, cost $1,000,000) (RES)	BB/P	1,000,000	1,047,140
Orange Cnty., Indl. Dev. Agcy. Rev. Bonds (Arden Hill
Care Ctr. Newburgh), Ser. C
7s, 8/1/31	BB-/P	3,200,000	3,378,432
7s, 8/1/21	BB-/P	2,300,000	2,429,582
Port Auth. NY & NJ Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6 3/4s,
10/1/19	BB+/P	3,100,000	3,146,841

(Kennedy Intl. Arpt. - 4th Installment), 6 3/4s,
10/1/11	BB+/P	1,000,000	1,016,080
Rensselaer NY City, School Dist. COP, XLCA
5s, 6/1/21	Aaa	2,010,000	2,143,906
5s, 6/1/20	Aaa	1,150,000	1,229,465
5s, 6/1/19	Aaa	1,345,000	1,442,405
5s, 6/1/18	Aaa	1,180,000	1,270,364
Sales Tax Asset Receivable Corp. Rev. Bonds, Ser. A
AMBAC, 5s, 10/15/29	Aaa	18,000,000	18,980,100
MBIA, 5s, 10/15/26	Aaa	20,000,000	21,173,600
MBIA, 5s, 10/15/25	Aaa	15,000,000	15,901,500
St. Lawrence Cnty., Indl. Dev. Rev. Bonds (St.
Lawrence U.), Ser. A, MBIA, 5s, 7/1/28	Aaa	7,750,000	7,974,518
Suffolk Cnty., G.O. Bonds, FSA, 5s, 6/15/15	Aaa	3,375,000	3,674,633
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds
(Peconic Landing), Ser. A, 8s, 10/1/30	B+/P	4,200,000	4,620,756
(Nissequogue Cogen. Partners Fac.), 5 1/2s, 1/1/23	BB+/P	2,000,000	1,980,720
Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30	B-/P	490,000	509,267
(Southampton Hosp. Assn.), Ser. A, 7 1/4s, 1/1/30	B-/P	500,000	511,845
(Huntington Hosp.), Ser. B, 5 7/8s, 11/1/32	Baa1	2,200,000	2,325,752
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement
Rev. Bonds (Jefferson's Ferry), Ser. A
7 1/4s, 11/1/28 (Prerefunded)	BBB-	4,000,000	4,500,120
7.2s, 11/1/19 (Prerefunded)	BBB-	4,000,000	4,440,240
Suffolk Cnty., Judicial Fac. Agcy. Rev. Bonds (John P.
Cohalan Complex), AMBAC, 5s, 4/15/16	Aaa	4,220,000	4,432,435
Syracuse, Indl. Dev. Agcy. Rev. Bonds (1st Mtge. -
Jewish Home), Ser. A
7 3/8s, 3/1/31	B+/P	2,800,000	2,943,024
7 3/8s, 3/1/21	B+/P	800,000	842,992
Tobacco Settlement Rev. Bonds
(Asset Backed Bonds), Ser. 1, 5 3/4s, 7/15/32
(Prerefunded)	AAA	4,250,000	4,711,975
Ser. 1, 5s, 6/1/34	BBB	3,500,000	3,505,075
Triborough Bridge & Tunnel Auth. Gen. Purpose Rev.
Bonds (Convention Ctr.), Ser. E, 7 1/4s, 1/1/10	AA-	24,405,000	25,858,806
Triborough Bridge & Tunnel Auth. Rev. Bonds, Ser. A,
5s, 11/15/23	Aa2	1,000,000	1,066,570
Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev.
Bonds (Guiding Eyes for the Blind), 5 3/8s, 8/1/24	BBB	800,000	841,680
Westchester, Tobacco Asset Securitization Corp. Rev.
Bonds
5 1/8s, 6/1/38	BBB	2,500,000	2,512,925
5s, 6/1/26	BBB	2,000,000	2,005,460
Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St.
John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	B+	4,005,000	4,313,105
			1,097,291,090

Puerto Rico (6.0%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 1/2s, 5/15/39	BBB	3,750,000	3,867,788
Cmnwlth. of PR, G.O. Bonds (Pub. Impt.)
Ser. A, 5 1/4s, 7/1/25	BBB	4,500,000	4,790,970
MBIA, 5 1/4s, 7/1/18	AAA	4,750,000	5,342,753
Ser. B, 5 1/4s, 7/1/17	BBB	1,500,000	1,629,345
Ser. B, 5 1/4s, 7/1/16	BBB	1,000,000	1,088,760
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. B, MBIA, 5 7/8s, 7/1/35 (Prerefunded)	Aaa	2,275,000	2,482,981
Ser. AA, 5s, 7/1/35	BBB+	2,105,000	2,149,963
Ser. K, 5s, 7/1/21	BBB+	2,000,000	2,086,820
Ser. K, 5s, 7/1/18	BBB+	8,000,000	8,418,960
Ser. K, 5s, 7/1/17	BBB+	2,500,000	2,640,325
Ser. K, 5s, 7/1/16	BBB+	5,000,000	5,299,550
PR Elec. Pwr. Auth. Rev. Bonds
Ser. AA, MBIA, 5 3/8s, 7/1/27	Aaa	5,265,000	5,415,368
Ser. AA, MBIA, U.S. Govt. Coll., 5 3/8s, 7/1/27
(Prerefunded)	Aaa	4,735,000	4,874,872
Ser. RR, FGIC, 5s, 7/1/24	Aaa	6,500,000	6,914,115
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev.
Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	6,000,000	6,575,330
U. of PR Rev. Bonds, Ser. O, MBIA, 5 3/8s, 6/1/30	Aaa	7,000,000	7,011,270
			70,589,170

TOTAL INVESTMENTS

Total investments (cost $1,102,456,568)(b)			$1,167,880,260

FUTURES CONTRACTS OUTSTANDING at 8/31/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

U.S. Treasury Note 10 yr (Long)	247	$26,521,625	Dec-06	$103,481

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/06 (Unaudited)

			Payments	Payments	Unrealized
Swap counterparty /		Termination	made by	received by	appreciation/
Notional amount		date	fund per annum	fund per annum	(depreciation)

Merrill Lynch Capital Services, Inc.
				3 month U.S. Bond Market
				Association Municipal
$28,400,000	(E)	11/22/16	4.1735%	Swap Index	$(737,897)

20,200,000	(E)	11/22/16	3 month USD-LIBOR-BBA	5.711%	647,006

Total					$(90,891)

(E) See Interest rate swap contracts note regarding extended effective dates.

NOTES

(a) Percentages indicated are based on net assets of $1,177,314,311.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at August 31, 2006, for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2006. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,103,556,876, resulting in gross unrealized appreciation and depreciation of $66,972,406 and $2,649,022, respectively, or net unrealized appreciation of $64,323,384.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at August 31, 2006, was $1,047,140 or 0.1% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at August 31, 2006.

At August 31, 2006, liquid assets totaling $26,521,625 have been designated as collateral for open futures contracts.

The rates shown on VRDN are the current interest rates at August 31, 2006.

The fund had the following industry group concentrations greater than 10% at August 31, 2006 (as a percentage of net assets):

Education	14.9%

The fund had the following insurance concentrations greater than 10% at August 31, 2006 (as a percentage of net assets):

MBIA	17.5%
AMBAC	11.0

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New York Tax Exempt Income Fund

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: October 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 26, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 26, 2006